Operations Classified as Held for Sale - Breakdown of Assets Held-for-Sale and Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	€ 71,396	€ 94,549
Intangible assets	11,488	16,034		€ 16,856
Goodwill	17,044	25,403
Property, plant and equipment	23,769	32,228		33,295
Rights of use	4,982	6,939	€ 7,870	0
Investments accounted for by the equity method	427	140
Financial assets and other non-current assets	7,270	7,123
Deferred tax assets	6,416	6,682		7,631
CURRENT ASSETS	33,655	24,328
Inventories	1,718	1,999
Receivables and other current assets	6,220	8,752
Tax receivables	902	1,561
Other current financial assets	2,495	3,123
Cash and cash equivalents	5,604	6,042		5,692	€ 5,192
NON-CURRENT LIABILITIES	58,674	63,236
Non-current financial liabilities	42,297	43,288
Non-current lease liabilities	4,039	5,626
Payables and other non-current liabilities	1,452	1,553
Deferred tax liabilities	2,620	2,908		€ 2,674
Non-current provisions	7,157	8,486
CURRENT LIABILITIES	28,117	30,191
Current financial liabilities	8,123	9,076
Current lease liabilities	1,255	1,600
Payables and other-current liabilities	9,626	13,307
Current tax payables	1,732	2,560
Current provisions	1,304	1,672
Disposal groups classified as held for sale | Telefónica de Costa Rica TC, S.A.
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	355	352
Intangible assets	64	72
Goodwill	0	0
Property, plant and equipment	101	100
Rights of use	134	139
Investments accounted for by the equity method	0
Financial assets and other non-current assets	27	13
Deferred tax assets	29	28
CURRENT ASSETS	65	87
Inventories	5	9
Receivables and other current assets	50	61
Tax receivables	2	4
Other current financial assets	0	0
Cash and cash equivalents	8	13
NON-CURRENT LIABILITIES	158	166
Non-current financial liabilities		0
Non-current lease liabilities	88	104
Payables and other non-current liabilities	0	0
Deferred tax liabilities	66	58
Non-current provisions	4	4
CURRENT LIABILITIES	63	78
Current financial liabilities		0
Current lease liabilities	16	19
Payables and other-current liabilities	34	47
Current tax payables	13	12
Current provisions	0
Disposal groups classified as held for sale | Telxius Towers
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	1,885
Intangible assets	36
Goodwill	262
Property, plant and equipment	766
Rights of use	555
Investments accounted for by the equity method	0
Financial assets and other non-current assets	16
Deferred tax assets	250
CURRENT ASSETS	27
Inventories	0
Receivables and other current assets	12
Tax receivables	1
Other current financial assets	0
Cash and cash equivalents	14
NON-CURRENT LIABILITIES	631
Non-current lease liabilities	412
Payables and other non-current liabilities	0
Deferred tax liabilities	7
Non-current provisions	212
CURRENT LIABILITIES	235
Current lease liabilities	158
Payables and other-current liabilities	72
Current tax payables	5
Current provisions	0
Disposal groups classified as held for sale | Telefónica United Kingdom
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	10,950
Intangible assets	1,619
Goodwill	4,594
Property, plant and equipment	3,668
Rights of use	666
Investments accounted for by the equity method	10
Financial assets and other non-current assets	392
Deferred tax assets	1
CURRENT ASSETS	2,103
Inventories	141
Receivables and other current assets	1,876
Tax receivables	0
Other current financial assets	80
Cash and cash equivalents	6
NON-CURRENT LIABILITIES	848
Non-current lease liabilities	318
Payables and other non-current liabilities	226
Deferred tax liabilities	205
Non-current provisions	99
CURRENT LIABILITIES	2,856
Current lease liabilities	204
Payables and other-current liabilities	1,994
Current tax payables	583
Current provisions	€ 75
Disposal groups classified as held for sale | Telefónica Móviles El Salvador
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS		279
Intangible assets		34
Goodwill		63
Property, plant and equipment		124
Rights of use		53
Financial assets and other non-current assets		3
Deferred tax assets		2
CURRENT ASSETS		48
Inventories		4
Receivables and other current assets		31
Tax receivables		2
Other current financial assets		2
Cash and cash equivalents		9
NON-CURRENT LIABILITIES		69
Non-current financial liabilities		13
Non-current lease liabilities		35
Payables and other non-current liabilities		1
Deferred tax liabilities		15
Non-current provisions		5
CURRENT LIABILITIES		67
Current financial liabilities		23
Current lease liabilities		11
Payables and other-current liabilities		32
Current tax payables		€ 1